Loan Payable	6 Months Ended
Jun. 30, 2026
Loan Payable [Abstract]
LOAN PAYABLE

NOTE 12 – LOAN PAYABLE

On January 21, March 28 and June 14, 2022, the Company entered into three loans of RMB15,000,000 ($2,210,726), RMB1,500,000 ($221,073) and RMB3,500,000 ($515,836) from Beijing Baihengda, carrying interest at 12%. The RMB15,000,000 ($2,210,726) loan was extended for three years and will mature on January 21, 2028. In May 2025, the RMB3,500,000 ($515,836) loan was extended and will mature on June 14, 2028. The RMB1,500,000 ($221,073) loan was repaid prior to December 31, 2022.

On March 18, 2025, Mr. Yin became a 10% equity owner in Beijing Baihengda. For financial statements presentation purposes, the original loan payable was reclassified to loan payable - related party as of December 31, 2025.

In March 2026, the Company, Guangxi Beihengda and Beijing Baihengda entered into an agreement that Guangxi Beihengda assumed the Company’s loan payable and the corresponding interest payable owed to Beijing Baihengda, effective on January 1, 2026. See NOTE 7 – LOANS RECEIVABLE.

The interest expense for the six months ended June 30, 2026 and 2025 was nil and $153,049, respectively.